Lease - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Operating lease right-of-use assets	$ 205,532	$ 593,678
Operating lease liabilities	207,716	620,920
Operating lease cost	$ 532,144	$ 594,228	$ 699,909